Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 728,064,880.00
Previously Paid Amount	0.00
Total Fee Amount	100,545.76
Total Offset Amount	0.00
Net Fee	100,545.76
Narrative - Max Aggregate Offering Price	$ 728,064,880.00
Final Prospectus	true